Financial Instruments - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 4,801,964	¥ 5,128,570
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	40,000	(2)	¥ (149,043)
Proceeds from issuance of bonds		249,334
Proceeds from long-term loans	75,000
Repayments of long-term loans	(75,181)	(414,105)
Repayments of bonds	(281,489)	(396,009)
Repayments of lease liabilities	(43,401)	(39,694)
Interest paid	(16,580)	(13,934)
Non-cash items
Foreign exchange movement	301,723	291,490
Change in fair value	(32,358)	(64,570)
New, amended and terminated leases	25,341	33,819
Others	25,632	27,065
Ending balance	4,820,649	4,801,964	5,128,570
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,637,355	3,532,202
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	40,000
Proceeds from issuance of bonds		249,334
Repayments of bonds	(281,489)	(395,106)
Non-cash items
Foreign exchange movement	253,390	237,833
Others	9,058	13,092
Ending balance	3,658,314	3,637,355	3,532,202
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	707,770	1,103,100
Cash flows from financing activities
Proceeds from long-term loans	75,000
Repayments of long-term loans	(75,181)	(414,105)
Non-cash items
Foreign exchange movement	16,135	18,737
Others	48	39
Ending balance		707,770	1,103,100
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	285	69
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	0	(2)
Non-cash items
Foreign exchange movement	25	219
Ending balance		285	69
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	465,238	436,412
Cash flows from financing activities
Repayments of lease liabilities	(43,401)	(39,694)
Interest paid	(16,580)	(13,934)
Non-cash items
Foreign exchange movement	32,173	34,701
New, amended and terminated leases	25,341	33,819
Others	16,580	13,934
Ending balance	479,351	465,238	436,412
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(22,749)	(1,506)
Non-cash items
Change in fair value	(32,474)	(21,243)
Ending balance	(55,223)	(22,749)	(1,506)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,063	58,293
Cash flows from financing activities
Repayments of bonds		(903)
Non-cash items
Change in fair value	116	(43,327)
Ending balance	¥ 14,179	¥ 14,063	¥ 58,293